Leases, Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	$ 161	$ 170
Short-term lease expense	$ 36	$ 31